Deposits	12 Months Ended
Oct. 31, 2025
Deposits [Abstract]
Deposits
NOTE 16: DEPOSITS
Demand deposits are those for which

the Bank does not have the right to require notice

prior to withdrawal, which primarily include business

and government
chequing accounts. Notice deposits are those

for which the Bank can legally require notice

prior to withdrawal, which include both

savings and chequing accounts.
Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period,

with terms ranging from one day to ten
years and generally include fixed term deposits,

guaranteed investment certificates,

senior debt, and similar instruments.

The aggregate amount of term deposits
in denominations of $100,000 or more as

at October 31, 2025 was $
544

billion (October 31, 2024 – $
546

billion).
Deposits
(millions of Canadian dollars) As at
October 31 October 31
By Type By Country 2025 2024
Demand Notice Term
1
Canada United States International Total Total
Personal $ 24,606 $ 488,831 $ 136,959 $ 354,799 $ 295,597 $ – $ 650,396 $ 641,667
Banks 11,379 417 15,437 21,937 1,235 4,061 27,233 57,698
Business and government
2
161,003 204,780 223,692 426,753 161,610 1,112 589,475 569,315
196,988 694,028 376,088 803,489 458,442 5,173 1,267,104 1,268,680
Trading – – 37,882 27,633 4,290 5,959 37,882 30,412
Designated at fair value
through profit or loss 3 – – 197,336 63,949 78,960 54,427 197,336 207,668
Total $ 196,988 $ 694,028 $ 611,306 $ 895,071 $ 541,692 $ 65,559 $ 1,502,322 $ 1,506,760
Non-interest-bearing deposits included

above
4
Canada

$ 60,796 $ 58,873
United States

73,364 73,509
International 1 –
Interest-bearing deposits included above
4
Canada

834,275 781,526
United States 5

468,328 504,896
International

65,558 87,956
Total 2,6

$ 1,502,322 $ 1,506,760
1 Includes $ 104.3

billion (October 31, 2024 – $
97.6

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 70.6

billion relating to covered bondholders (October 31, 2024 – $
75.4

billion).
3

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
299

million (October 31, 2024 – $
246

million) of loan commitments, financial guarantees and
other liabilities designated at FVTPL.
4

The geographical splits of the deposits are based on the point of origin of the deposits.
5

Includes $
7.2

billion (October 31, 2024 – $
13.1

billion) of U.S. federal funds deposited and $
1.1

billion (October 31, 2024 – $
36.2

billion) of deposits and advances with the FHLB.
6

Includes deposits of $
807.7

billion (October 31, 2024 – $
810.2

billion) denominated in U.S. dollars and $
111.1

billion (October 31, 2024 – $
140.7

billion) denominated in other foreign
currencies.
Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Over Over Over Over
Within 1 year to 2 years to 3 years to 4 years to Over
1 year 2 years 3 years 4 years 5 years 5 years Total Total
Personal $ 106,877 $ 17,296 $ 6,753 $ 3,752 $ 2,279 $ 2 $ 136,959 $ 143,758
Banks 15,433 2 1 – 1 – 15,437 44,735
Business and government 83,830 51,067 28,311 14,668 13,812 32,004 223,692 225,517
Trading 20,538 6,314 4,140 1,538 2,253 3,099 37,882 30,412
Designated at fair value through
profit or loss 196,684 652 – – – – 197,336 207,668
Total $ 423,362 $ 75,331 $ 39,205 $ 19,958 $ 18,345 $ 35,105 $ 611,306 $ 652,090
Term Deposits due within a Year
(millions of Canadian dollars) As at
October 31 October 31
2025 2024

Over 3 Over 6
Within months to months to
3 months 6 months 12 months Total Total
Personal $ 45,952 $ 24,351 $ 36,574 $ 106,877 $ 113,041
Banks 15,328 56 49 15,433 44,732
Business and government 39,046 19,236 25,548 83,830 87,025
Trading 7,493 5,288 7,757 20,538 15,622
Designated at fair value through
profit or loss 95,227 57,600 43,857 196,684 206,191
Total $ 203,046 $ 106,531 $ 113,785 $ 423,362 $ 466,611